ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	June 30, 2024	December 31, 2023
Trade receivables	$169,303	$180,989
Less: allowance for credit losses	(13,361)	(9,720)
Total	$155,942	$171,269

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at June 30, 2024 and December 31, 2023 were $169.3 million and $181.0 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	For the three-month period ended		For the six-month period ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Allowance for credit losses at beginning of period	$(11,248)	$(12,319)	$(9,720)	$(12,664)
(Increase) decrease to allowance for the period	(2,682)	506	(4,323)	557
Write-off of credit losses	569	14	682	308
Allowance for credit losses at end of period	$(13,361)	$(11,799)	$(13,361)	$(11,799)